Cash and Cash Equivalent - Summary of Cash and Cash Equivalents (Parenthetical) (Detail) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Norvial S.A. [member]
Disclosure of cash and cash equivalents [line items]
Reserve fund for bond payments	S/ 28	S/ 18
Tren Urbano de Lima S.A.[member]
Disclosure of cash and cash equivalents [line items]
Reserve fund for bond payments	S/ 125	S/ 181